Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Depreciation expense	$ 225,657	$ 146,310	$ 110,042
Leasehold Improvements [Member] | General and Administrative Expense [Member]
Impairment loss on property plant and equipment	$ 29,541